Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 97,849	$ 46,471	$ 14,544
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	121,087	50,605	47,989
Depreciation and amortization	42,629	16,457	4,227
Amortization of land use rights	1,714	140	0
(Gain) loss on disposal of property and equipment	213	(838)	0
Loss from impairment of intangible assets	948	1,348	87
Provision of allowance for doubtful accounts	157	454	51
Unrealized holding loss (gain) on trading securities	(75)	52	220
Realized gain from sales of trading securities	(252)	0	0
Loss on equity method investments	2,747	4,845	437
Dividend income from a cost method investee	(413)	0	0
Loss from impairment of long-term investments	5,004	2,302	902
(Gain) loss on disposal of subsidiaries	1,144	(3,566)	0
Gain on disposal of long-term investments	(15,807)	(4,766)	0
Changes in operating assets and liabilities:
Accounts receivable	(30,789)	(6,765)	(8,066)
Prepaid expenses and other current assets	(40,271)	(8,404)	(8,684)
Amount due from related parties	(1,645)	0	0
Payment for land use rights	(72,888)	(14,102)	0
Deferred taxes	837	(1,204)	(315)
Other noncurrent assets	(3,010)	392	(4,077)
Accounts payable	18,796	1,164	4,603
Accrued expenses and other current liabilities	53,605	23,274	11,554
Deferred revenue	20,466	10,354	10,744
Amount due to related parties	366	83	964
Income tax payable	7,814	(508)	7,123
Net cash provided by operating activities	210,226	117,788	82,303
Cash flows from investing activities:
Restricted cash	(431)	(1,902)	0
Purchase of property and equipment	(118,334)	(68,796)	(16,320)
Proceeds from disposal of property and equipment	1	2,126	0
Purchase of intangible assets	(3,068)	(5,073)	(1,457)
Purchase of other assets	0	(459)	(1,571)
Purchase of trading securities and payments for available-for-sale investments	(997)	0	(451)
Proceeds from sale of trading securities	762	0	0
Capital contribution for cost method investments	(35,617)	(8,023)	(7,599)
Capital contribution for equity method investments	(45,350)	(16,218)	(6,926)
Cash Collected from Disposal of Long-term Investments and Subsidiaries	18,880	13,847	0
Dividends received from a cost method investee	413	313	0
Net cash (paid for) acquired from business acquisition	(9,827)	258	(487)
Deconsolidation of a subsidiary	(3,306)	0	0
Net cash used in investing activities	(196,874)	(83,927)	(34,811)
Cash flows from financing activities:
Proceeds from issuance of Convertible Senior Notes (net of issuance cost of $12,150)	587,850	0	0
Proceeds from exercise of share options	23,678	2,089	20
Proceeds from issuance of ordinary shares upon IPO	0	0	234,312
Payment of IPO costs	0	0	(2,611)
Capital contribution from noncontrolling interest shareholders	656	36	1,559
Proceeds from short-term loans	1,314	0	0
Payment for share repurchase	0	(139)	0
Net cash provided by financing activities	613,498	1,986	233,280
Effect of exchange rate on cash and cash equivalents	5,951	1,086	2,454
Net increase in cash and cash equivalents	632,801	36,933	283,226
Cash and cash equivalents at beginning of year	380,664	343,731	60,505
Cash and cash equivalents at end of year	1,013,465	380,664	343,731
Supplemental disclosure of cash flow information:
Income tax paid	13,961	12,578	3,699
Supplemental schedule of non-cash activities:
Conversion of participating redeemable preferred shares to ordinary shares			70,971
Payable for purchasing land use rights, plant, property and equipment and intangible assets	20,861	125,760	915
Consideration payable in connection with business acquisition	358	0	0
Accrued and deferred IPO costs	0	0	108
Nonmonetary transaction (Note 9(ii))	0	0	2,100
Issuance of ordinary shares for business acquisition	$ 7,864